Share based compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share based compensation	Share based compensation
(a) Restricted Share Unit ("RSU")
2019 RSU Plan

In December 2019, Mr. Ziyu Shen set up a trust (the “Trust”), of which he acted as the sole beneficiary. He transferred 23,859,142 ordinary shares he owned, representing 10.0% of total outstanding shares of the Company, to the Trust, and entered into 2019 RSU agreements with key employees and external consultants, which were modified in December 2021 (the “2019 Modified RSU Plan”). 2019 Modified RSU Plan entitled the grantees to purchase the economic beneficial right of the ordinary shares in the Trust.

RSUs granted under the 2019 RSU Plan have a contractual term of ten years and have varying vesting terms that requires the grantees to render services for a period maximum to five years under which the grantees earn an entitlement to vest over such stipulated services period.

Pursuant to the 2019 Modified RSU Plan, the Company granted an aggregate number of 4,342,364, nil and 230,000 RSUs to employees during the years ended December 31, 2023, 2024 and 2025, respectively. In July 2025, in connection with an employee’s termination of employment, the employee voluntarily surrendered to the Company 230,000 vested RSUs, which were cancelled without consideration.
Modifications
During the years ended December 31, 2023, 2024 and 2025, the vesting condition or exercise price of 4,175,352, 4,935,321 and 2,396,730 RSUs, respectively, granted under the 2019 Modified RSU Plan were modified. The Company accounted for those modifications as a Type I (probable-to-probable) modification and recognized incremental compensation costs of US$2,349, US$1,458 and US$28, respectively.
2022 Share Incentive Plan

In December 2022, the Company’s Board of Directors approved a share award plan (the “2022 Share Incentive Plan”) for the granting of options, restricted shares, restricted share units or other equity incentive awards (collectively referred to as the ‘‘Awards’’), to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants, and promote the success of the Company’s business. The maximum aggregate number of ordinary shares that may be issued under the 2022 Share Incentive Plan is 18,903,472.

RSUs granted under the 2022 Share Incentive Plan have a contractual term of ten years and have varying vesting terms that requires the grantees to render services for a period maximum to four years under which the grantees earn an entitlement to vest over such stipulated services period.

During the years ended December 31, 2023, 2024 and 2025, 460,671, 1,256,490 and 97,195 RSUs were granted under the 2022 Share Incentive Plan, respectively, among which, 460,671, 824,830 and 76,923 RSUs were granted to directors or officers, respectively.
The following table summarizes activities of the Company’s RSUs for the year ended December 31, 2025:

	Number of RSUs	Weighted Average Exercise Price	Weighted Average Fair value at grant date	Weighted remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding as of December 31, 2024	11,863,038	0.31	4.04	—	—
Granted (new RSUs)	327,195	—*	1.71	—	—
Granted (replacement RSUs)	2,396,730	0.67	1.48	—	—
Forfeited	(52,019)	—	2.02	—	—
Replaced	(2,396,730)	0.74	3.27	—	—
Exercised	(8,998,984)	0.33	5.14	—	—
Cancelled	(230,000)	0.38	5.05	—	—
Outstanding as of December 31, 2025	2,909,230	0.38	2.02	7.23	3,423
Exercisable as of December 31, 2025	2,761,834	0.43	1.84	3.20	3,133
* Amount less than US$0.01

The weighted-average grant-date fair value of RSUs granted for the years ended December 31, 2023, 2024 and 2025 was US$1.65, US$1.83 and US$1.71 per RSU, respectively. Total intrinsic value of RSUs exercised was US$55,086, US$23,901 and US$46,764 for the years ended December 31, 2023, 2024 and 2025, respectively.
The fair value of the RSUs granted in 2023, 2024 and 2025 was estimated using the binomial model with the following assumptions used:

	Year ended December 31,
	2023	2024	2025
Risk-free rate of return (i)	2.65% - 4.25%	4.06%	3.94% - 3.95%
Volatility (ii)	44.58% - 44.73%	44.56%	47.57% - 47.65%
Expected dividend yield (iii)	0.0%	0.0%	0.0%
Fair value of underlying ordinary share (iv)	US$3.68-US$6.91	US$0.96 - US$1.60	US$1.72 - US$2.50
Expected terms (v)	10 years	10 years	10 years
___________________________
i.With respect to the RSUs issued in US$ or RMB, the risk-free interest rate was separately estimated based on the yield to maturity of U.S. Treasury bonds or China Government Bond for a term consistent with the expected term of the Company’s RSUs in effect at the valuation date.
ii.Expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s RSUs.
iii.Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.
iv.The fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.
v.Expected term is the contract life of the RSUs.
As of December 31, 2025, US$159 of total unrecognized compensation expense related to the RSUs is expected to be recognized over a weighted-average period of 2.7 years.
(b) Performance Share Units (“PSUs”)
In June 2024, the Group’s board of directors approved the grant of total 6,000,000 PSUs to certain executive officers under the 2022 Share Incentive Plan with nil exercise price. The vesting of PSUs is contingent on meeting certain financial performance targets, market conditions and continued service.

The following table summarizes activities of the Company’s PSUs for the year ended December 31, 2025:

	Number of PSUs	Weighted Average Fair value at grant date
		US$
Outstanding as of December 31, 2024	2,000,000	1.69
Granted	933,334	1.72
Vested	(928,667)	1.71
Forfeited	(1,674,667)	1.70
Cancelled	(330,000)	1.69
Outstanding as of December 31, 2025	—	—
The weighted-average grant-date fair value of PSUs granted for the years ended December 31, 2024 and 2025 was US$1.69 and US$1.72 per PSU, respectively. Total intrinsic value of PSUs exercised was nil and US$781 for the years ended December 31, 2024 and 2025, respectively.

The fair value of the PSUs granted in 2024 was estimated using the Monte Carlo simulation with the following assumptions used. The fair value of the PSUs granted in 2025 was estimated using the closing price as of the grant dates of listed trading price of the Company.

Grant date:	Year ended December 31, 2024
Risk-free rate of return (i)	4.26%
Volatility (ii)	43.25%
Expected dividend yield (iii)	0.00%
Fair value of underlying ordinary share (iv)	US$1.69
Expected terms (v)	10 years

(i)The risk-free interest rate was estimated based on the yield to maturity of U.S. Treasury bonds for a term consistent with the expected term of the Company’s PSUs in effect at the valuation date.
(ii)Expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s PSUs.
(iii)Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.
(iv)Fair value of underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.
(v)Expected term is the contract life of the PSUs.

(c) Options
2021 Option Plan

In July 2021, the Company’s shareholders and Board of Directors approved a share option plan (the “2021 Option Plan”), which granted the employees, directors and officers an option to purchase ordinary shares of the Company at an exercise price of US$9.70 per share. The grantees are entitled to cumulative vesting of 25% of the total grants for every twelve-month service period since their employment commencement. The share options can only be exercised upon the occurrence a qualified IPO. The maximum aggregate number of ordinary shares that may be issued under the 2021 Option Incentive Plan is 16,802,069.

In January 2023, the Company granted 63,464 share options to certain employees.

2022 Share Incentive Plan

Share options granted under the 2022 Share Incentive Plan have a contractual term of ten years and have varying vesting terms that requires the grantees to render services for a period maximum to four years under which the grantees earn an entitlement to vest over such stipulated services period.

During the years ended December 31, 2023, 2024 and 2025, 93,904, 5,821,580 and 7,850,352 options were granted under the 2022 Share Incentive Plan, respectively, among which, 93,904, 246,724 and 202,532 options were granted to directors or officers, respectively.
The following table summarizes activities of the options for the year ended December 31, 2025.

	Number of options	Weighted Average Exercise Price	Weighted Average Fair value at grant date	Weighted remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding at December 31, 2024	15,935,056	6.65	2.57	—	—
Granted	7,850,532	0.34	1.66	—	—
Forfeited	(490,137)	0.75	1.27	—	—
Exercised	(663,908)	0.50	1.22	—	—
Outstanding at December 31, 2025	22,631,543	4.77	2.32	7.52	52,545
Exercisable as of December 31, 2025	13,853,496	7.55	2.50	6.24	34,602

The weighted-average grant-date fair value of options granted for the years ended December 31, 2023, 2024 and 2025 was US$3.12, US$1.24 and US$1.66 per option, respectively. Total intrinsic value of options exercised was nil, US$136 and US$812 for the years ended December 31, 2023, 2024 and 2025, respectively.
The fair value of the options granted in 2023, 2024 and 2025 was estimated using the binomial model with the following assumptions used:

	Year ended December 31,
	2023	2024	2025
Risk-free rate of return (i)	3.79% – 3.88%	4.48% - 4.69%	4.09% - 4.58%
Volatility (ii)	44.37% – 44.95%	47.09% - 47.34%	46.39% - 47.34%
Expected dividend yield (iii)	0.0%	0.0%	0.0%
Fair value of underlying ordinary share (iv)	US$3.16 - US$8.02	US$1.14 - US$1.84	US$1.57 - US$2.11
Expected terms (v)	10 years	10 years	10 years

i.The risk-free interest rate was estimated based on the yield to maturity of U.S. Treasury bonds for a term consistent with the expected term of the Company’s options in effect at the valuation date.
ii.Expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options.
iii.Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.
iv.The fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.
v.Expected term is the contract life of the option awards.
As of December 2025, US$7,036 of total unrecognized compensation expense related to the options is expected to be recognized over a weighted-average period of 3.23 years.
Compensation expense recognized for RSUs, PSUs and options for the years ended December 31, 2023, 2024 and 2025 is allocated as follows.

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Selling, general and administrative expenses	20,895	16,836	11,693
Research and development expenses	3,971	2,220	1,648
Total	24,866	19,056	13,341